Supplement to the

Fidelity® Select Portfolios®

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009

Effective September 21, 2009, Court Dignan has replaced Brian Wilhelm as the portfolio manager of Insurance. All references to Brian Wilhelm in the "Management Contracts" section beginning on page 53 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 53.

The following table provides information relating to other accounts managed by Mr. Dignan as of September 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 130	$ 2	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Insurance ($130 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of September 30, 2009
Court Dignan	Insurance	none

Effective July 1, 2009, Kristina Salen has replaced Gavin Baker as the portfolio manager of Telecommunications and Kyle Weaver has been appointed co-manager of Wireless.

The following information supplements similar information found in the "Management Contracts" section beginning on page 53.

The following table provides information relating to other accounts managed by Ms. Salen as of July 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 509	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Telecommunications ($288 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2009
Kristina Salen	Telecommunications	none

SELB-09-03 November 12, 2009
1.475630.145

The following table provides information relating to other accounts managed by Mr. Weaver as of July 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 465	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Wireless ($398 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2009
Kyle Weaver	Wireless	none

Effective April 1, 2009, John Mirshekari was appointed to manage Air Transportation and John Sheehy was appointed to manage Defense and Aerospace.

The following information supplements the information found in the "Management Contracts" section beginning on page 59.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of April 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 137	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Air Transportation ($43 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Sheehy as of April 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 521	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Defense and Aerospace ($508 (in millions) assets managed).

The following information supplements the information found in the "Management Contracts" section on page 70.

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2009
John Mirshekari	Air Transportation	none
John Sheehy	Defense and Aerospace	$1 - $10,000